Significant judgments and sources of estimation uncertainties (Tables)	12 Months Ended
Dec. 31, 2020
Significant judgments and sources of estimation uncertainties
Schedule of key assumptions of value-in-use calculations for cash generating unit

Key assumptions

in %

	North America (1)		EMEA		Asia-Pacific (1)		Latin America
	2020	2019	2020	2019	2020	2019	2020	2019
Average revenue growth in ten year projection period	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	mid-single-digit	high-single-digit	mid-single-digit	mid-single-digit
Residual value growth	1.00	1.00	1.00	1.00	4.00	4.00	1.60	2.95
Pre-tax WACC	6.42	7.71	8.64	8.73	6.40	6.79	13.29 - 24.28	10.45 - 20.02
After-tax WACC	5.08	6.00	6.21	6.25	5.65	6.04	9.14 - 20.13	8.06 - 17.63

(1) There are no reasonably possible changes in assumptions that would lead to an impairment in these groups of CGUs.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount	Sensitivity analysis Change in percentage points

	EMEA
	2020	2019
Pre-tax WACC	0.91	3.19
After-tax WACC	0.64	2.15
Operating income margin of each projection year	(1.16)	(3.71)

Schedule of the composition of trade accounts and other receivables from unrelated parties

Composition of trade accounts and other receivables from unrelated parties

	December 31,
	2020	2019

U.S. Government health care programs	30%	30%
U.S. commercial payors	14%	15%
U.S. hospitals	5%	4%
Self-pay of U.S. patients	3%	2%
Other North America Segment payors	2%	4%
Product customers and health care payors outside the North America Segment	46%	45%
Total	100%	100%